Combined and Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net (loss) income	$ (10,669,186)	$ 3,104,267	$ 3,140,068
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation of vessels and equipment	3,711,440	3,701,462	3,651,694
Amortization of debt issuance cost	35,816	59,959	50,425
Amortization of operating lease right-of-use assets	1,672,233	3,026,967	2,905,872
Amortization of deferred dry-docking cost	517,323	277,288	278,194
Loss (income) from short-term investment	20,597	(100,869)
Amortization of discount for long-term payable	17,521	67,350	84,585
Loss on termination of convertible note	1,781,591
Interest expense on convertible notes	832,214
Interest accrued for third-party loans	134,398
Changes in operating assets and liabilities:
Accounts receivable	17,831	663,242	(156,792)
Accounts receivable-related parties	933,575	(881,373)	(136,942)
Prepayments and other assets	(2,791,448)	266,716	(153,168)
Accounts payable	14,780	(552,292)	133,121
Advance from customers-related party	181,694	219,916	25,612
Accrued expenses and other liabilities	(381,192)	784,203	259,055
Operating lease liabilities	(1,549,202)	(3,161,875)	(2,913,790)
Due from related parties	126,715	(75,029)	234,120
Due to related parties	64,127	1,553	(424,612)
Long-term deposit			(500,000)
Net cash (used in) provided by operating activities	(5,329,173)	7,401,485	6,477,442
Cash flows from investing activities:
Purchase of time deposit through a related party			(500,000)
Withdraw of time deposit through a related party			12,500,000
Payment for dry-docking cost			(818,697)
Proceeds from disposal/(Purchase) of short-term investment	10,280,272	(10,200,000)
Purchase of long-lived assets	(1,317,947)	(1,053,967)	(656,962)
Net cash provided by (used in) investing activities	8,962,325	(11,253,967)	10,524,341
Cash flows from financing activities:
Repayment of long-term loan from a third-party	(1,656,288)	(1,656,288)	(2,986,048)
Repayment of loan from related-party	(4,000,000)	(300,000)
Financing lease liabilities-principal repayment	(3,324,820)	(3,387,164)	(3,242,237)
Dividends to shareholders			(11,800,000)
Loan from a third-party	2,100,000
Proceeds from convertible note	2,500,256
Payment for the termination of convertible note	(1,901,394)
Proceeds from initial public offering		10,634,261
Deferred IPO cost		(891,499)	(287,835)
Proceeds from private placement	405,245	1,350,000	1,649,985
Net cash (used in) provided by financing activities	(5,877,001)	5,749,310	(16,666,135)
Net (decrease)/increase in cash and cash equivalents	(2,243,849)	1,896,828	335,648
Cash and cash equivalents at beginning of year	5,648,749	3,751,921	3,416,273
Cash and cash equivalents at end of year	3,404,900	5,648,749	3,751,921
Supplemental disclosure information:
Cash paid for interest	1,697,057	1,603,765	2,344,212
Non-cash transactions:
Addition to fixed assets through long term account payable			1,405,544
Reclassification of deferred IPO cost to additional paid-in capital		1,193,313
Non-cash warrant issued for underwriter services and reclassified to additional paid-in capital		386,644
Right-of-use asset obtained in exchange for operating lease obligations	682,275
Conversion of convertible note	1,212,411
Issuance of commitment shares and pre-delivery shares for convertible note	$ 2,000,256